CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 43,923,997	$ 13,047,584	$ 16,649,176
Other comprehensive income (loss):
Foreign currency translation adjustments	(17,605,240)	(11,286,150)	(3,662,013)
Total other comprehensive loss	(17,605,240)	(11,286,150)	(3,662,013)
Comprehensive income	26,318,757	1,761,434	12,987,163
Comprehensive income attributable to noncontrolling interest	327,134	61,415
Comprehensive income attributable to Daqo New Energy Corp. shareholders	$ 25,991,623	$ 1,700,019	$ 12,987,163